GAIN ON SALE OF ASSETS (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Cash consideration	$ 37,200
Gain from sale of vessels		$ 9,788	$ 0	$ 0
Panamax Vessel
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel	2
Golden Opportunity
Property, Plant and Equipment [Line Items]
Gain from sale of vessels	$ 4,900
Golden Endurer
Property, Plant and Equipment [Line Items]
Gain from sale of vessels	$ 4,900